SHARE-BASED PAYMENTS - Schedule of Shares under CFO Buyout (Details)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019 shares
CFO Buyout
SHARE-BASED PAYMENTS (Details) - Schedule of Shares under CFO Buyout [Line Items]
Outstanding, period start (in shares)	1,810,712	3,268,460
Granted (in shares)			4,086,632
Exercised (in shares)	(1,124,627)	(1,457,748)
Outstanding, period end (in shares)	686,085	1,810,712	3,268,460
Group Chief Executive Buyout
SHARE-BASED PAYMENTS (Details) - Schedule of Shares under CFO Buyout [Line Items]
Granted (in shares)	8,301,708
Exercised (in shares)	(856,921)
Outstanding, period end (in shares)	7,444,787